Earnings per Common Share - Computation of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic
Net income	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 2,270	$ 2,306	$ 2,240	$ 2,712	$ 12,745	$ 9,528	$ 6,179
Preferred stock dividends									1,577	1,873	1,159
Net income available to common shareholders - basic									$ 11,168	$ 7,655	$ 5,020
Weighted average common shares outstanding - basic									7,822,369	7,707,917	7,707,917
Basic earnings per share	$ 0.36	$ 0.36	$ 0.35	$ 0.36	$ 0.23	$ 0.25	$ 0.24	$ 0.27	$ 1.43	$ 0.99	$ 0.65
Diluted
Net income available to common shareholders - basic									$ 11,168	$ 7,655	$ 5,020
Preferred stock dividends on convertible preferred stock									1,577	1,606
Net income available to common shareholders - diluted									$ 12,745	$ 9,261	$ 5,020
Weighted average common shares outstanding for earnings per common share basic									7,822,369	7,707,917	7,707,917
Add: dilutive effects of convertible preferred shares									3,095,966	3,196,931	113,863
Average shares and dilutive potential common shares outstanding - diluted									10,918,335	10,904,848	7,821,780
Diluted earnings per share	$ 0.29	$ 0.30	$ 0.29	$ 0.29	$ 0.21	$ 0.21	$ 0.21	$ 0.22	$ 1.17	$ 0.85	$ 0.64